Stock-Based Compensation - Schedule of Stock Options Valued Using Black-Scholes Pricing Model (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Stock-Based Compensation - Schedule of Stock Options Valued Using Black-Scholes Pricing Model (Details) [Line Items]
Risk-free interest rate
Expected term (in years)
Expected volatility	53.10%
Expected dividend yield	0.00%
Minimum [Member]
Stock-Based Compensation - Schedule of Stock Options Valued Using Black-Scholes Pricing Model (Details) [Line Items]
Risk-free interest rate	4.09%
Expected term (in years)	5 years 6 months
Maximum [Member]
Stock-Based Compensation - Schedule of Stock Options Valued Using Black-Scholes Pricing Model (Details) [Line Items]
Risk-free interest rate	4.18%
Expected term (in years)	6 years 29 days